Net interest income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest income:
Cash and deposits at amortized cost	₩ 155,075
Cash and due from banks		₩ 167,793	₩ 185,534
Deposits at FVTPL	33,845
Securities at FVTPL	623,651
Trading assets		489,836	454,274
Financial assets designated at fair value through profit or loss		57,899	43,398
Securities at FVOCI	759,301
Available-for-sale financial assets		671,912	632,829
Securities at amortized cost	730,382
Held-to-maturity financial assets		651,107	561,823
Loans at amortized cost	11,158,558
Loans at FVTPL	23,110
Loans		9,673,635	9,230,303
Others	88,534	86,472	128,141
Interest income	13,572,456	11,798,654	11,236,302
Interest expense:
Deposits	(3,091,659)	(2,482,415)	(2,586,742)
Borrowings	(468,068)	(352,069)	(300,759)
Debt securities issued	(1,336,840)	(1,085,366)	(1,085,830)
Others	(95,800)	(35,851)	(57,605)
Interest expense	(4,992,367)	(3,955,701)	(4,030,936)
Net interest income	₩ 8,580,089	₩ 7,842,953	₩ 7,205,366